(ICON)

Prudential
Balanced
Fund

SEMI
ANNUAL
REPORT
Jan. 31, 1999

(LOGO)

Prudential Balanced Fund

Performance At A Glance.
In a period of extreme market turbulence, the Prudential Balanced
Fund turned in a solidly positive six-month return. Nonetheless, it slightly trailed the average balanced fund, primarily because part of our stocks were invested with a value style.
During this uncertain
time, not only did investors strongly prefer growth stocks, but they focused sharply on large companies, whereas our value holdings included many companies that were somewhat smaller. Our growth investments, however, were beneficiaries of the huge difference in style performance and sustained our overall return, while our bonds helped stabilize our return through the summer crisis of confidence.

Cumulative Total Returns1
As of 1/31/99
                              Six     One    Five
Ten       Since
                             Months   Year   Years
Years    Inception2
Class A                      6.33%   12.32%
66.25%    N/A      171.67%
Class B                      5.92    11.48   60.25
176.83%    180.88
Class C                      5.92    11.48    N/A
N/A       65.80
Class Z                      6.46    12.67    N/A
N/A       43.35
Lipper Balanced Fund Avg.3   7.39    14.62   90.24
231.93      ***

Average Annual Total Returns1
As of 12/31/98
             One     Five     Ten      Since
             Year    Years   Years   Inception2
Class A      2.92%   9.39%    N/A      10.90%
Class B      2.42    9.55    10.77%     9.35
Class C      5.35    N/A      N/A      11.29
Class Z      8.50    N/A      N/A      12.60

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class
C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
9/15/87; Class C,
8/1/94; Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the
Balanced Fund category.

***Lipper Since Inception returns are 203.57% for
Class A;
244.45% for Class B; 99.00% for Class C; and
54.19% for Class Z
based on all funds in each share class.

How Investments Compared.
     (As of 1/31/99)
         (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received
higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Warren Spitz, Jeff Rose, Barbara Kenworthy, Fund
Managers

Portfolio Managers' Report

The Balanced Fund invests in a diversified portfolio of stocks, bonds and money market instruments, with a target range of 50%
to 60% stocks, 30% to 40% bonds, and 5% to 15% cash. It buys stocks and bonds primarily of larger, more mature companies, but also some smaller, faster-growing companies.
It may invest
up to 25% of its assets in bonds rated below investment grade, commonly known as "junk bonds." These are subject to greater credit risk, but also may provide greater returns.
There can
be no assurance that the Portfolio's investment objective will be achieved.

Strategy Session.

Growth Stocks. We focused the Fund's growth holdings on companies with earnings stability. Other investors also have been willing to pay more for stable earnings, so stocks with strong growth have risen in price markedly. Our returns reflect these gains.
However, if these companies do not increase their earnings fast enough to justify their current premium prices, we may reduce our focus there. Should world economic activity pick up in the second half of 1999, economically sensitive stocks
-- such as
those of capital goods and basic materials compa-nies -- may become more attractive. Such cyclical stocks have become quite inexpensive because events in Asia threatened a major global slowdown. We are watching these bargain stocks for signs of growth.

Value Stocks. Our value holdings already include many cyclical stocks, both industrials (such as metal and chemical companies) and consumer companies (such as autos and retailers). They reflect our confidence that the U.S. economy will continue to expand.
Because of Asia-related uncertainties, companies that tend to do well in a growing economy have been priced as though a recession were imminent. This makes them bargains in terms of what we must pay for a dollar of their earnings. Should those earnings rise, we expect them to become outstanding performers.

Bonds. We believe that many investors are still skittish despite the continuing strength of the U.S. economy, so the yield on corporate bonds more than repays any additional risk they represent. We are continuing to buy the bonds of U.S.-based corporations.

  Portfolio Composition.
Expressed as a percentage of
  net assets as of 1/31/99.
        (PIE CHART)

Style Diversification.
Growth investors look among the most rapidly growing companies for those with the best long-term prospects, while value investors look among inexpensive companies for those with the best earnings growth prospects or asset values for the dollar. Historically, returns of the two styles complement each other, so we divided our stock holdings between the two in hopes of stabilizing our return. Over our six-month reporting period, growth stocks averaged a
16-percentage-point advantage; it shows the importance of style diversification.

What Went Well.

A Few Large Gains.
The stock of Providian Financial -- one of our largest holdings -- almost doubled in price in just six months. It is a well-run, aggressive bank that is using automation to develop subtle sales strategies to market to its large base of credit card customers.

The technology sector was by far the best performing during the six months ending January 31, 1999, and we benefited particularly from our substantial holdings in Uniphase (an optical information technology component specialist, up 82%), Cisco
Systems (a
networking company, up 75%), and Intel (a semiconductor company, up 67%). Our somewhat smaller investment in Microsoft (software, up 59%) also made a significant contribution.


And Not So Well.

Value Trailed Markedly.
Overall, our stock holdings were somewhat light in technology companies, which generally were too expensive for the value-style portion of our portfolio. We would have performed better had we owned more. Our hospital management companies turned in very poor performances. In addition, we were somewhat heavily represented among industrial stocks, including the poor-performing chemical companies. These stocks tend to do better in periods of economic expansion, and investors were concerned about the global economy.
As investors digest the news that the U.S. economy picked up steam in the last quarter of 1998, these stocks may finally recover.

Corporate Bonds Weak In the Crisis.

Although we had reduced our exposure to corporate bonds, we still held many in August when investors retreated to the greater security of U.S. Treasury bonds. We would have performed better with fewer corporate bonds. However, after their prices fell, the yield on corporates was above that warranted by their true risk, in our opinion. We began to buy, which bolstered our return in
December and January.

Five Largest
Equity Holdings.

1.5%   Alcoa Inc.
       Metals-Nonferrous
1.5%   General Motors Co.
       Automobiles
1.5%   Providian Financial Corp.
       Financial Services
1.3%   Exxon Corp.
       Oil & Gas
       Equipment & Services
1.2%   MBNA Corp.
       Financial Services

Expressed as a percentage of net assets as of 1/31/99.

Looking Ahead.
The U.S. economy accelerated strongly to a 6.1% annual pace in the last quarter of 1998. Personal consumption in the United
States grew much more rapidly than anticipated, while home purchases and business investment also were strong. Now, even if the economic pace slows, there is a good chance that the earnings of cyclical industrial and consumer companies will jump. Meanwhile, in our growth holdings, we own the companies that the market is currently rewarding for their history of continually rising earnings.

Our corporate bonds also should benefit as a strong economy increases investors' confidence in the ability of corporations to service their bonds.

Warren Spitz, Jeff Rose, and Barbara Kenworthy discuss balanced investing.

(PHOTO)
Warren E. Spitz
Portfolio Manager
Equities

(PHOTO)
Jeffrey T. Rose, CFA
Portfolio Manager
Equities

(PHOTO)
Barbara L. Kenworthy
Portfolio Manager
Equities

Q. Did the diversification of the Prudential
Balanced Fund provide
any protection in the market downturn?

Barbara Kenworthy: In the month of August 1998, when stock markets plummeted sharply, both our value and growth stock holdings fell more than 15%. Our bond holdings, however, were essentially flat through the month, reducing the volatility of the Fund's asset value. There was a flight to quality in both the stock and bond markets. United States Treasury bonds, the most secure security one could own, increased in value as almost all stocks fell. As it turned out, the markets stabilized pretty quickly, but during the crisis our bonds played an important role in evening out our return. That's the purpose of a balanced account.

Q. Did you change the balance among the different asset classes?

Warren Spitz: We kept the ratio of the asset classes about the same, but that meant we had to shift money from the leading classes to the laggards. In the past six months, to keep our risk profile steady, we had to shift some profits from stocks to bonds and from growth stocks to value. Such rebalancing may increase our return over the long run because it forces us to sell high and buy low.
Many investors find it difficult to sell something that has been doing well until they see signs of weakness, but then it often is too late because everyone is trying to sell and the price of the securities may plummet. Rebalancing is a discipline that forces investors to sell when prices are still high and buy when they are still low.

Q. What was unusual about the market over the past six months?

Jeff Rose: The most dramatic event, of course, was the steep market correction for just about everything except the most tradable U.S. Treasury bonds. Investors had been getting skittish as Asia went into recession and Russia's default triggered a panic. But when the market recovered, the greatest increases were channeled to a very limited number of stocks.
Only the very largest, most familiar growth stocks did really well. In 40 years of data, performance has never before been so concentrated. Because the Prudential Balanced
Fund is well
diversified, we owned some of those stocks and they pulled up our return. But it made these stocks much more expensive for each dollar of corporate earnings than the stocks of smaller companies and of companies more dependent upon economic expansion.

Q. Does that bode well for value stocks?

Warren Spitz: Historically, value and growth styles have each had periods of superior performance that lasted several years.
It would introduce greater risk to our Fund to try to predict when the switch will come. Instead, we ensure that we have both styles represented. We rebalance our holdings periodically to maintain the balance and to reduce the average cost of our portfolio -- when we rebalance, we sell the most expensive and buy the inexpensive. That's a sound long-term strategy.

A Message to Our Shareholders
March 26, 1999

(PHOTO)

Dear Shareholder,

When I think about how Prudential's clients can benefit from their investments, one of my recent concerns is how misleading today's equity markets have become. Major index advances continue to be driven by the stocks of a handful of very large companies.
These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value continues to grow between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, history shows that markets generally bring prices in line with earnings performance sooner or later.

Diversification Is Critical.

Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings when necessary to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly
diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of January 31, 1999 (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
----------

Shares     Description
Value (Note 1)
     ---------------------------------------------
--------------
LONG-TERM INVESTMENTS--90.3%
COMMON STOCKS--60.4%
     ---------------------------------------------
--------------
Advertising--1.1%
  86,500   Interpublic Group of Companies, Inc.
$   6,844,312
 149,900   Young & Rubicam Inc.(a)
6,014,738

-------------

12,859,050
--------------------------------------------------
----------
Airlines--0.2%
  37,100   US Airways Group, Inc.(a)
1,845,725
--------------------------------------------------
----------
Automobiles--2.6%
 203,100   Ford Motor Co.
12,477,956
 188,600   General Motors Corp.
16,926,850

-------------

29,404,806
--------------------------------------------------
----------
Banks--0.2%
  79,500   Wells Fargo Co.
2,777,531
--------------------------------------------------
----------
Beverages--0.7%
 190,800   PepsiCo, Inc.
7,453,125
--------------------------------------------------
----------
Chemicals--2.6%
 404,000   Agrium, Inc. (Canada)
3,655,022
 142,000   Dow Chemical Co.
12,504,875
  45,000   Du Pont (E.I.) De Nemours
2,303,437
 431,900   Geon Co.
10,365,600

-------------

28,828,934
--------------------------------------------------
----------
Computer Software & Services--4.5%
  26,900   America Online, Inc.(a)
4,725,994
  77,300   BMC Software, Inc.(a)
3,608,944
 218,300   Compaq Computer Corp.
10,396,537
  88,500   EMC Corp.(a)
$   9,635,437
  41,800   Microsoft Corp.(a)
7,315,000
 140,900   Oracle Corp.(a)
7,802,337
 233,700   Unisys Corp.(a)
7,741,313

-------------

51,225,562
--------------------------------------------------
----------
Construction--2.2%
 332,100   Hanson PLC (ADR)
10,876,275
 268,500   J. Ray McDermott, S.A.(a)
6,376,875
 229,500   U.S. Home Corp.(a)
8,147,250

-------------

25,400,400
--------------------------------------------------
----------
Diversfied Consumer Products--2.8%
 113,400   Avon Products, Inc.
4,188,713
  60,200   Colgate-Palmolive Co.
4,842,338
  42,700   Estee Lauder Cos., Inc.
3,504,069
  67,600   Gillette Co.
3,971,500
  72,900   Illinois Tool Works, Inc.
4,396,781
  69,900   Procter & Gamble Co.
6,352,162
 178,100   The Dial Corp.
4,864,356

-------------

32,119,919
--------------------------------------------------
----------
Diversified Operations--2.1%
 149,900   Applied Materials, Inc.(a)
9,471,806
  97,950   General Electric Co.
10,272,506
 238,800   UCAR International Inc.(a)
4,402,875

-------------

24,147,187
--------------------------------------------------
----------
Electrical Services--0.9%
 231,100   Texas Utilities Co.
10,153,956

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of January 31, 1999 (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
----------

Shares     Description
Value (Note 1)
     ---------------------------------------------
---------------
Electronics--3.1%
  94,900   Altera Corp.(a)
$   5,966,838
  81,700   Intel Corp.
11,514,594
  64,200   Motorola, Inc.
4,638,450
 122,900   Uniphase Corp.(a)
11,199,262
 182,200   VLSI Technology, Inc.(a)
2,163,625

-------------

35,482,769
--------------------------------------------------
----------
Entertainment--1.1%
 157,000   Carnival Corp.
7,702,813
 144,500   Park Place Entertainment Corp.(a)
984,406
 104,200   The Walt Disney Co.
3,438,600

-------------

12,125,819
--------------------------------------------------
----------
Financial Services--5.1%
 130,600   Bear Stearns Co., Inc.
6,154,525
 103,400   Chase Manhattan Corp.
7,955,337
 176,600   Federal National Mortgage Association
12,869,725
 498,950   MBNA Corp.
13,939,416
 167,700   Providian Financial Corp.
16,906,256

-------------

57,825,259
--------------------------------------------------
----------
Foods--0.6%
 125,000   Bestfoods
6,289,063
--------------------------------------------------
----------
Hospital Management--2.1%
 392,700   Columbia/HCA Healthcare Corp.
7,117,688
 390,300   HCR Manor Care, Inc.(a)
10,440,525
 413,900   HEALTHSOUTH Corp.(a)
5,613,519

-------------

23,171,732
--------------------------------------------------
----------
Hotels & Leisure--0.2%
 144,500   Hilton Hotels Corp.
2,086,219
Insurance--1.6%
 104,025   American International Group, Inc.
$  10,708,073
 140,500   Provident Companies, Inc.
6,023,938
  70,000   Selective Insurance Group, Inc.
1,277,500

-------------

18,009,511
--------------------------------------------------
----------
Media--1.5%
 348,100   CBS Corp.(a)
11,835,400
 173,100   Infinity Broadcasting Corp.(a)
4,792,706

-------------

16,628,106
--------------------------------------------------
----------
Medical Products & Services--1.7%
 103,350   Cardinal Health, Inc.
7,641,441
  54,390   McKesson HBOC, Inc.
4,086,049
 104,000   Tyco International Ltd.
8,014,500

-------------

19,741,990
--------------------------------------------------
----------
Medical Technology--1.3%
 156,900   Abbott Laboratories
7,286,044
 188,200   IMS Health, Inc.
6,892,825

-------------

14,178,869
--------------------------------------------------
----------
Metals-NonFerrous--2.1%
 205,700   Alcoa Inc.
17,201,663
 144,400   Reynolds Metals Co.
7,057,550

-------------

24,259,213
--------------------------------------------------
----------
Mining--0.7%
 341,000   Newmont Mining Corp.
6,031,438
  65,800   Stillwater Mining Co.(a)
1,727,250

-------------

7,758,688
--------------------------------------------------
----------
Networking--1.1%
 106,150   Cisco Systems, Inc.(a)
11,842,359

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of January 31, 1999 (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
----------

Shares     Description
Value (Note 1)
     ---------------------------------------------
---------------
Oil & Gas Equipment & Services--4.6%
 145,800   Enron Corp.
$   9,622,800
 214,900   Exxon Corp.
15,137,019
 107,236   KeySpan Energy
2,902,074
 514,800   McDermott International, Inc.
10,649,925
 144,100   Noble Affiliates, Inc.
2,836,969
 441,400   Pioneer Natural Resources Co.
3,641,550
 482,900   Western Gas Resources, Inc.
2,655,950
 135,200   Williams Companies, Inc.
4,461,600

-------------

51,907,887
--------------------------------------------------
----------
Paper & Forest Products--0.9%
 227,300   Longview Fibre Co.
2,415,062
 378,300   Louisiana-Pacific Corp.
7,589,644

-------------

10,004,706
--------------------------------------------------
----------
Pharmaceuticals--2.1%
  76,700   Bristol- Myers Squibb Co.
9,831,981
  65,850   Merck & Co., Inc.
9,663,488
  33,800   Pfizer, Inc.
4,347,525

-------------

23,842,994
--------------------------------------------------
----------
Real Estate Investment Trust--1.8%
 329,600   Crescent Real Estate Equities Co.
6,983,400
 292,053   Patriot American Hospitality, Inc.
1,569,790
 200,700   Prison Realty Corp.
4,114,350
 218,800   Vornado Realty Trust
7,726,375

-------------

20,393,915
--------------------------------------------------
----------
Restaurants--0.5%
  78,400   McDonald's Corp.
6,178,900
Retail--4.0%
 296,700   American Stores Co.
$  10,755,375
 105,600   CVS Corp.
5,781,600
 341,000   Kmart Corp.(a)
5,988,813
  67,600   Rite Aid Corp.
3,320,850
 215,100   Sears Roebuck & Co.
8,630,887
 306,900   The Limited, Inc.
10,472,962

-------------

44,950,487
--------------------------------------------------
----------
Steel Producers--1.1%
 232,900   AK Steel Holding Corp.
4,847,231
 363,700   British Steel PLC (ADR) (United
             Kingdom)
8,001,400

-------------

12,848,631
--------------------------------------------------
----------
Telecommunications--1.5%
 172,900   MCI WorldCom, Inc.(a)
13,788,775
  51,200   Telecomunicacoes Brasileiras S.A.
             (ADR) (Brazil)(a)
3,222,400

-------------

17,011,175
--------------------------------------------------
----------
Tobacco--1.3%
 119,300   Philip Morris Co., Inc.
5,607,100
 335,200   RJR Nabisco Holdings Corp.
9,050,400

-------------

14,657,500
--------------------------------------------------
----------
Waste Management--0.5%
 108,300   Waste Management, Inc.
5,408,231

-------------
           Total common stocks
             (cost $610,588,971)
682,820,218

-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of January 31, 1999 (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
----------

           Principal
Moody's    Amount
Rating     (000)        Description
Value (Note 1)
--------------------------------------------------
----------
DEBT OBLIGATIONS--29.9%
CORPORATE BONDS--26.9%
--------------------------------------------------
----------
Aerospace--0.4%
                        Raytheon Co., Sr. Notes,
Baa1        $ 3,000     6.40%, 12/15/18
$    3,026,640
Baa1          1,050     7.00%, 11/1/28
1,129,086

--------------

4,155,726
--------------------------------------------------
----------
Airlines--0.8%
                        Continental Airlines,
                          Inc.,
Aa3           1,000     6.545%, 8/2/20
1,019,200
Ba2           2,000     8.00%, 12/15/05
1,967,660
Baa3          5,000     United Airlines, Inc.,
                          10.67%, 5/1/04
5,889,250

--------------

8,876,110
--------------------------------------------------
----------
Asset-Backed Securities--1.3%
Aaa           3,000     California Infrastructure,
                          PG&E,
                          6.32%, 9/25/05
3,095,625
Aa3          11,000     Team Fleet Financing
                          Corp.,
                          7.35%, 5/15/03
11,372,969

--------------

14,468,594
--------------------------------------------------
----------
Automobiles--0.2%
Ba1           2,000     Navistar International
                          Corp.,
                          Sr. Note,
                          7.00%, 2/1/03
2,025,000
--------------------------------------------------
----------
Banks--1.8%
A1            3,900     Bank Nova Scotia NY,
                          6.50%, 7/15/07
3,876,300
Aaa           2,500     Bayerische Landesbank NY,
                          5.875%, 12/1/08
2,525,650
Baa3          3,000     Capital One Bank, Sr.
                          Note,
                          7.08%, 10/30/01
3,016,740
A2            4,000     Morgan (J.P.) & Co., Inc.,
                          6.00%, 1/15/09
3,976,400
A1         $  2,100     National Australia Bank
                          Ltd.,
                          6.40%, 12/10/07
$    2,163,000
Baa1          5,000     Skandinaviska Enskilda
                          Banken,
                          7.50%, 3/29/49
4,996,100

--------------

20,554,190
--------------------------------------------------
----------
Cable & Pay Television Systems--1.1%
Ba3           2,000     Century Communications
                          Corp., Sr. Note,
                          9.75%, 2/15/02
2,150,000
Baa3          2,000     Comcast Cable
                          Communications,
                          8.375%, 5/1/07
2,347,260
A2            7,000     Tele-Communications, Inc.,
                          Sr. Note,
                          9.25%, 4/15/02
7,779,800

--------------

12,277,060
--------------------------------------------------
----------
Chemicals--0.2%
Ba3           2,000     ISP Holdings, Inc.,
                          Sr. Note,
                          9.75%, 2/15/02
2,085,000
--------------------------------------------------
----------
Financial Services--3.0%
B2            5,000     Advanta Corp.,
                          7.25%, 8/16/99
4,967,850
Aa3           2,600     Associates Corp., N.A.,
                          6.95%, 11/1/18
2,800,148
Baa3          2,000     AT&T Capital Corp.,
                          7.50%, 11/15/00
2,029,540
                        Contifinancial Corp.,
                          Sr. Notes,
B3            5,000     8.375%, 8/15/03
3,550,000
B3            3,300     8.125%, 4/1/08
2,079,000
                        Ford Motor Credit Co.,
                          Notes,
A1            6,000     7.32%, 5/23/02
6,030,000
A1            5,000     7.75%, 3/15/05
5,559,450
                        Household Finance Corp.,
A2            1,000     5.875%, 2/1/09
994,350
A2            3,000     6.50%, 11/15/08
3,151,500

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as
of January 31, 1999 (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
----------

           Principal
Moody's    Amount
Rating     (000)        Description
Value (Note 1)
--------------------------------------------------
----------
Financial Services (cont'd.)
Aa1        $  3,000     Toyota Motor Credit Corp.,
                          Note,
                          5.625%, 11/13/03
$    3,030,000

--------------

34,191,838
--------------------------------------------------
----------
Forest Products--0.5%
                        Scotia Pacific Co.,
A3            1,600     7.11%, 1/20/14
1,540,720
Baa2          4,800     7.71%, 1/20/14
4,478,496

--------------

6,019,216
--------------------------------------------------
----------
Hotels & Leisure--0.6%
                        Starwood Hotels & Resorts,
                          Inc., Notes,
Ba1           3,500     6.25%, 11/15/00
3,378,270
Ba1           3,500     6.75%, 11/15/03
3,225,285

--------------

6,603,555
--------------------------------------------------
----------
Insurance--0.2%
Ba3           3,200     Conseco Finance Trust,
                          8.796%, 4/1/27
2,989,792
--------------------------------------------------
----------
Investment Banking--2.8%
                        Lehman Brothers Holdings,
                          Inc.,
Baa1          3,000     6.625%, 2/5/06
2,988,420
Baa1          9,800     6.33%, 8/1/00
9,864,484
Aa3           3,300     Merrill Lynch & Co., Inc.,
                          6.875%, 11/15/18
3,444,243
Aa3          15,000     Salomon Inc.,
                          Sr. Note,
                          7.30%, 5/15/02
15,820,050

--------------

32,117,197
--------------------------------------------------
----------
Leisure & Tourism--0.5%
Baa3          5,000     Royal Caribbean Cruises
                          Ltd.,
                          Sr. Note,
                          8.25%, 4/1/05
5,451,150
Manufacturing--0.4%
Baa1       $  4,100     Tyco International Group
                          S.A.,
                          6.875%, 1/15/29
$    4,318,243
--------------------------------------------------
----------
Media--2.5%
Baa3         14,000     News America Holdings
                          Inc.,
                          6.703%, 5/21/34
14,455,000
                        Time Warner, Inc.,
Baa3          5,500       8.11%, 8/15/06
6,285,950
Baa3          6,000     6.625%, 5/15/29
6,111,000
Baa3            950     Viacom, Inc., Sr. Note,
                          7.75%, 6/1/05
1,042,330

--------------

27,894,280
--------------------------------------------------
----------
Oil & Gas Equipment & Services--0.8%
Baa2          3,500     BJ Service Co., Sr. Note,
                          7.00%, 2/1/06
3,564,540
                        R & B Falcon Corp.,
                          Sr. Notes,
Ba1           5,000       6.50%, 4/15/03
4,555,150
Ba1           1,500       7.375%, 4/15/18
1,147,500

--------------

9,267,190
--------------------------------------------------
----------
Packaging--0.3%
                        Owens Illinois Inc.,
Ba1           2,100       7.50%, 5/15/10
2,174,886
Ba1           1,000       7.35%, 5/15/08
1,032,060

--------------

3,206,946
--------------------------------------------------
----------
Paper & Forest Products--0.2%
Baa2          2,000     Fort James Corp., Note,
                          6.234%, 3/15/01
2,011,380
--------------------------------------------------
----------
Real Estate Investment Trust--0.8%
Baa3            550     Colonial Realty, LP,
                          Sr. Note,
                          7.00%, 7/14/07
531,009
                        ERP Operating, LP,
A3            3,300     6.63%, 4/13/15
3,302,805
A3            5,000     6.15%, 9/15/00
4,980,500

--------------

8,814,314

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as
of January 31, 1999 (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
----------

           Principal
Moody's    Amount
Rating     (000)        Description
Value (Note 1)
--------------------------------------------------
----------
Restaurants--0.6%
                        Darden Restaurants, Inc.,
Baa1       $  2,500     6.375%, 2/1/06
$    2,467,425
Baa1          4,500     7.125%, 2/1/16
4,367,475

--------------

6,834,900
--------------------------------------------------
----------
Retail--2.0%
                        Federated Dept. Stores,
                          Inc.,
Baa2          7,500     8.125%, 10/15/02
8,098,575
Baa2          2,500     8.50%, 6/15/03
2,767,150
Ba2           5,000     Kmart Corp.,
                          8.125%, 12/1/06
5,325,000
Baa3          4,200     Saks Inc.,
                          8.25%, 11/15/08
4,231,500
A2            3,000     Sears Roebuck & Co.,
                          Note,
                          6.50%, 12/1/28
2,938,500

--------------

23,360,725
--------------------------------------------------
----------
Supermarkets--0.5%
Ba2           2,000     Fred Meyer, Inc.,
                          7.375%, 3/1/05
2,126,920
Baa3          3,400     Kroger Co., Sr. Note,
                          6.375%, 3/1/08
3,519,340

--------------

5,646,260
--------------------------------------------------
----------
Telecommunications--1.7%
Baa1          1,200     Cable & Wireless
                          Communications, Note,
                          6.75%, 12/1/08
1,246,500
                        Cia de Telecomunicationes
                          de Chile S.A., Sr. Note,
                          8.375%, 1/1/06
906,750
Ba1           3,000     LCI International Inc.,
                          Sr. Note,
                          7.25%, 6/15/07
3,037,680
                        MCI WorldCom, Inc.,
                          Sr. Notes,
Baa2       $  4,800     6.95%, 8/15/28
$    5,213,088
Baa2          1,300     6.125%, 8/15/01
1,322,906
Ba1           3,000     Qwest Communications
                          Int'l., Inc., Sr. Note,
                          7.50%, 11/1/08
3,202,500
Baa1          4,750     Sprint Capital Corp.,
                          6.875%, 11/15/28
5,029,585

--------------

19,959,009
--------------------------------------------------
----------
Transportation/Trucking/Shipping--1.3%
Baa2          5,000     CSX Corp., Sub. Debs.,
                          6.25%, 10/15/08
5,110,050
Baa1          9,000     Norfolk Southern Corp.,
                          Note,
                          6.95%, 5/1/02
9,403,380

--------------

14,513,430
--------------------------------------------------
----------
Utilities--2.3%
Ba1           4,500     Calenergy Co., Inc.,
                          Sr. Note,
                          6.96%, 9/15/03
4,673,430
                        Cleveland Electric
                          Illuminating, Notes,
Ba1           3,000     7.19%, 7/1/00
3,045,000
Ba1           2,000     7.67%, 7/1/04
2,118,000
                        Niagara Mohawk Power
                          Corp.,
Baa3          2,875     6.875%, 4/1/03
2,978,212
Baa3          4,500     7.375%, 8/1/03
4,825,170
Baa3          2,000     8.00%, 6/1/04
2,224,400
Ba2           6,000     Western Massachusetts
                          Electric Co.,
                          7.375%, 7/1/01
6,117,600

--------------

25,981,812
--------------------------------------------------
----------
Waste Management--0.1%
Baa3          1,000     Waste Management, Inc.,
                          Note,
                          6.125%, 7/15/01
1,005,820

--------------
                        Total corporate bonds
                          (cost $299,671,504)
304,628,737

--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

PRUDENTIAL BALANCED FUND
Portfolio of Investments as of January 31, 1999
(Unaudited)
--------------------------------------------------
----------

           Principal
Moody's    Amount
Rating     (000)        Description
Value (Note 1)
--------------------------------------------------
----------
U.S. GOVERNMENT SECURITIES--3.0%
                        United States Treasury
Bonds,
           $  4,300     6.25%, 8/15/23
$    4,830,792
              1,300     5.50%, 8/15/28
1,363,167
              5,000     7.25%, 8/15/22
6,238,281
             14,500     8.125%, 8/15/19
19,454,940
                        United States Treasury
Notes,
              1,200     6.50%, 5/15/05
1,317,192
                500     4.75%, 11/15/08
503,985

--------------
                        Total U.S. government
                          securities
                          (cost $32,639,798)
33,708,357

--------------
                        Total debt obligations
                          (cost $332,311,302)
338,337,094

--------------
                        Total long-term
                          investments
                          (cost $942,900,273)
1,021,157,312

--------------
SHORT-TERM INVESTMENTS--8.9%
--------------------------------------------------
----------
REPURCHASE AGREEMENT
            101,148     Joint Repurchase Agreement
Account,
                        4.72%, 2/1/99,
                        (cost $101,148,000; Note
5)     101,148,000

--------------
--------------------------------------------------
----------
Total Investments--99.2%
                        (cost $1,044,048,273; Note
                          4)
1,122,305,312
                        Other assets in excess of
                          liabilities--0.8%
8,980,513

--------------
                        Net Assets--100%
$1,131,285,825

--------------

--------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     10

Statement of Assets and Liabilities (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
------------------------------

Assets
January 31, 1999
Investments, at value (cost
$1,044,048,273)...................................
 ............................      $ 1,122,305,312
Cash..............................................
 ..................................................
 ......              116,184
Receivable for investments
sold..............................................
 .............................           20,787,579
Dividends and interest
receivable........................................
 .................................
7,144,574
Receivable for Fund shares
sold..............................................
 .............................              633,122
Prepaid
expenses..........................................
 ................................................
37,677
Due from broker - variation
margin............................................
 ............................               13,491

----------------
   Total
assets............................................
 ...............................................
1,151,037,939

----------------
Liabilities
Payable for investments
purchased.........................................
 ................................
15,596,686
Payable for Fund shares
reacquired........................................
 ................................
2,534,331
Management fee
payable...........................................
 .........................................
623,497
Distribution fee
payable...........................................
 .......................................
542,529
Accrued
expenses..........................................
 ................................................
455,071

----------------
   Total
liabilities.......................................
 ...............................................
19,752,114

----------------
Net
Assets............................................
 ..................................................
 ..      $ 1,131,285,825

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...............................................
 ...................      $       918,550
   Paid-in capital in excess of
par...............................................
 ........................        1,010,512,989

----------------

1,011,431,539
   Undistributed net investment
income............................................
 ........................            1,432,014
   Accumulated net realized gain on
investments.......................................
 ....................           40,344,951
   Net unrealized appreciation on
investments.......................................
 ......................           78,077,321

----------------
Net assets, January 31,
1999..............................................
 ................................      $
1,131,285,825

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($499,948,797 / 40,516,025 shares of
beneficial interest issued and
outstanding)....................
$12.34
   Maximum sales charge (5% of offering
price)............................................
 ................                  .65
   Maximum offering price to
public............................................
 ...........................               $12.99
Class B:
   Net asset value, offering price and redemption
price per share
      ($506,455,189 / 41,220,778 shares of
beneficial interest issued and
outstanding)....................
$12.29
Class C:
   Net asset value and redemption price per share
      ($9,667,815 / 786,892 shares of beneficial
interest issued and
outstanding).........................
$12.29
   Maximum sales charge (1% of offering
price)............................................
 ................                  .12
   Maximum offering price to
public............................................
 ...........................               $12.41
Class Z:
   Net asset value, offering price and redemption
price per share
      ($115,214,024 / 9,331,273 shares of
beneficial interest issued and
outstanding).....................
$12.35

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

PRUDENTIAL BALANCED FUND
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
January 31, 1999
Income
   Interest...................................
$ 14,997,066
   Dividends (net of foreign withholding taxes
      of $59,690).............................
5,367,185
                                                 -
---------------
      Total income............................
20,364,251
                                                 -
---------------
Expenses
   Management fee.............................
3,622,679
   Distribution fee--Class A..................
598,434
   Distribution fee--Class B..................
2,514,875
   Distribution fee--Class C..................
46,384
   Transfer agent's fees and expenses.........
1,331,000
   Custodian's fees and expenses..............
97,000
   Reports to shareholders....................
91,000
   Registration fees..........................
50,000
   Legal fees.................................
20,000
   Audit fees.................................
15,000
   Insurance..................................
14,000
   Trustees' fees and expenses................
10,200
   Miscellaneous..............................
2,020
                                                 -
---------------
      Total expenses..........................
8,412,592
                                                 -
---------------
Net investment income.........................
11,951,659
                                                 -
---------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Net realized gain (loss) on:
   Investment transactions....................
29,866,127
   Financial futures transactions.............
(41,511)
   Foreign currency transactions..............
(1,263)
                                                 -
---------------

29,823,353
                                                 -
---------------
Net change in unrealized appreciation
(depreciation) on:
   Investments................................
23,930,057
   Financial futures..........................
(179,719)
                                                 -
---------------

23,750,338
                                                 -
---------------
Net gain on investments.......................
53,573,691
                                                 -
---------------
Net Increase in Net Assets
Resulting from Operations.....................
$ 65,525,350
                                                 -
---------------
                                                 -
---------------

PRUDENTIAL BALANCED FUND
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                   Six Months
                                     Ended
Year Ended
Increase (Decrease)               January 31,
July 31,
in Net Assets                         1999
1998
Operations
   Net investment income.......  $   11,951,659
$   26,293,673
   Net realized gain on
      investments and foreign
      currency transactions....      29,823,353
155,549,803
   Net change in unrealized
      appreciation
      (depreciation) of
      investments..............      23,750,338
(126,216,321)
                                 --------------
--------------
   Net increase in net assets
      resulting from
      operations...............      65,525,350
55,627,155
                                 --------------
--------------
Dividends and distributions
   (Note 1)
   Dividends to shareholders
      from net investment
      income
      Class A..................      (5,929,314)
(12,700,788)
      Class B..................      (4,263,383)
(10,437,329)
      Class C..................         (79,288)
(148,597)
      Class Z..................      (1,632,472)
(3,608,837)
                                 --------------
--------------
                                    (11,904,457)
(26,895,551)
                                 --------------
--------------
   Distributions from net
      realized gains on
      investment transactions
      Class A..................     (33,257,135)
(57,771,866)
      Class B..................     (35,467,912)
(69,878,157)
      Class C..................        (662,890)
(920,721)
      Class Z..................      (7,756,318)
(14,427,869)
                                 --------------
--------------
                                    (77,144,255)
(142,998,613)
                                 --------------
--------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold.....................      76,903,216
195,965,154
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions........      84,701,659
160,126,884
   Cost of shares reacquired...    (166,711,439)
(341,566,835)
                                 --------------
--------------
   Net increase (decrease) in
      net assets from Fund
      shares transactions......      (5,106,564)
14,525,203
                                 --------------
--------------
Total decrease.................     (28,629,926)
(99,741,806)
Net Assets
Beginning of period............   1,159,915,751
1,259,657,557
                                 --------------
--------------
End of period(a)...............  $1,131,285,825
$1,159,915,751
                                 --------------
--------------
                                 --------------
--------------
---------------
(a) Includes undistributed net
    investment income of.......  $    1,432,014
$    1,384,812
                                 --------------
--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

Notes to Financial Statements (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
------------------------------
Prudential Balanced Fund (the 'Fund') is
registered under the Investment Company
Act of 1940, as a diversified, open-end management
investment company. The Fund
was organized as an unincorporated business trust
in Massachusetts on February
23, 1987. The investment objective of the Fund is
to achieve a high total
investment return consistent with moderate risk by
investing in a diversified
portfolio of money market instruments, debt
obligations and equity securities.
The ability of issuers of debt securities held by
the Fund to meet their
obligations may be affected by economic
developments in a specific country,
industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of generally accepted
accounting policies followed by
the Fund in the preparation of its financial
statements.
Securities Valuation: Any security for which the
primary market is on an
exchange (including Nasdaq National Market System
equity securities) is valued
at the last sale price on such exchange on the day
of valuation or, if there was
no sale on such day, the mean between the last bid
and asked prices quoted on
such day. Corporate bonds (other than convertible
debt securities) and U.S.
Government and agency securities that are actively
traded in the
over-the-counter market, including listed
securities for which the primary
market is believed to be over-the-counter, are
valued on the basis of valuations
provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, agency ratings, market
transactions in comparable securities and various
relationships between
securities in determining value. Convertible debt
securities that are actively
traded in the over-the-counter market, including
listed securities for which the
primary market is believed to be over-the-counter,
are valued at the mean
between the most recently quoted bid and asked
prices provided by principal
market makers. Forward currency exchange contracts
are valued at the current
cost of offsetting the contract on the day of
valuation. Options are valued at
the mean between the most recently quoted bid and
asked prices. Futures and
options thereon are valued at their last sales
price as of the close of the
commodities exchange or board of trade.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost which approximates market
value.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian or designated
subcustodians, under triparty repurchase
agreements, as the case may be, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction, including accrued interest.
To the extent that any repurchase transaction
exceeds one business day, the
value of the collateral is marked-to-market on a
daily basis to ensure the
adequacy of the collateral. If the seller defaults
and the value of the
collateral declines or if bankruptcy proceedings
are commenced with respect to
the seller of the security, realization of the
collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities, other
assets and liabilities--at the
closing daily rate of exchange.
(ii) purchases and sales of investment securities,
income and expenses--at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are presented
at the foreign exchange rates
and market values at the close of the fiscal
period, the Fund does not isolate
that portion of the results of operations arising
as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of long-term securities held at the end of
the fiscal period. Similarly,
the Fund does not isolate the effect of changes in
foreign exchange rates from
the fluctuations arising from changes in the
market prices of long-term
portfolio securities sold during the fiscal
period. Accordingly, realized
foreign currency gains (losses) are included in
the reported net realized gains
on investment transactions.
Net realized gains on foreign currency
transactions represent net foreign
exchange gains from the holding of foreign
currencies, currency gains or losses
realized between the trade and settlement dates on
securities transactions, and
the difference between the amounts of dividends,
interest and foreign taxes
recorded on the Fund's books and the U.S. dollar
equivalent amounts actually
received or paid.
Foreign security and currency transactions may
involve certain considerations
and risks not typically associated with those of
domestic origin as a result of,
among other factors, the possibility of political
and economic instability or
the level of governmental supervision and
regulation of foreign securities
markets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date and interest income is recorded
on the accrual basis. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
--------------------------------------------------
------------------------------
                                       13

Notes to Financial Statements (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
------------------------------
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Fund is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Fund each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
contracts.
The Fund invests in financial futures contracts in
order to hedge its existing
portfolio securities, or securities the Fund
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Fund may not
achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates and
the underlying hedged assets.
Federal Income Taxes: It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable net
income to its shareholders.
Therefore, no federal income tax provision is
required.
Withholding taxes on foreign interest and
dividends have been provided for in
accordance with the Fund's understanding of the
applicable country's tax rates.
Dividends and Distributions: The Fund expects to
pay dividends of net investment
income quarterly and make distributions at least
annually of any net capital
gains. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gains
distributions are determined in
accordance with income tax regulations which may
differ from generally accepted
accounting principles. These differences are
primarily due to differing
treatments of wash sales and foreign currency
transactions.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
American Institute of Certified
Public Accountants, Statement of Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of Income,
Capital Gain, and Return of Capital
Distributions by Investment Companies. For the six
months ended January 31,
1999, the Fund decreased undistributed net
investment income and increased
accumulated net realized gain on investments by
$1,263. Net realized gains and
net assets were not affected by this change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the services of PIC,
the compensation of officers of the Fund,
occupancy and certain clerical and
bookkeeping costs of the Fund. The Fund bears all
other costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly at an annual
rate of .65 of 1% of the Fund's average daily net
assets.
The Fund has a distribution agreement with
Prudential Investment Management
Services LLC ('PIMS') which acts as the
distributor of the Class A, Class B,
Class C and Class Z shares. The Fund compensates
PIMS for distributing and
servicing the Fund's Class A, Class B and Class C
shares, pursuant to plans of
distribution (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred. The distribution fees were accrued daily
and payable monthly. No
distribution or service fees were paid to PIMS as
distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund
compensated PIMS for
distribution-related activities at an annual rate
of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B
and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1%
and 1% of the average daily net
assets of the Class A, B and C shares,
respectively, for the period ended
January 31, 1999.
PIMS has advised the Fund that it received
approximately $109,900 in front-end
sales charges resulting from sales of Class A
shares and after November 2, 1998
Class C shares during the period ended January 31,
1999. From these fees, PIMS
paid such sales charges to affiliated broker-
dealers, which in turn paid
commissions to salespersons and incurred other
distribution costs.
--------------------------------------------------
------------------------------
                                       14

Notes to Financial Statements (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
------------------------------
PIMS has advised the Fund that for the period
ended January 31, 1999, it
received approximately $262,700 and $2,800 in
contingent deferred sales charges
imposed upon certain redemptions by Class B and C
shareholders, respectively.
PIC, PIFM and PIMS are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the
'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. Interest on any such borrowings
outstanding will be at market
rates. The purpose of the Agreement is to serve as
an alternative source of
funding for capital share redemptions. The Fund
did not borrow any amounts
pursuant to the Agreement during the period ended
January 31, 1999. The Funds
pay a commitment fee at an annual rate of .055 of
1% on the unused portion of
the credit facility. The commitment fee is accrued
and paid quarterly on a pro
rata basis by the Funds. The Agreement expired on
February 28, 1999 and has been
extended through March 12, 1999 under the same
terms.
--------------------------------------------------
----------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
period ended January 31, 1999,
the Fund incurred fees of approximately $1,014,000
for the services of PMFS. As
of January 31, 1999, approximately $161,000 of
such fees were due to PMFS.
Transfer agent fees and expenses in the Statement
of Operations also include
certain out-of-pocket expenses paid to
nonaffiliates.
For the period ended January 31, 1999, PSI
received approximately $533,900 in
brokerage commissions from portfolio transactions
executed on behalf of the
Fund.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of investment securities of
the Fund, other than short-term
investments, for the fiscal period ended January
31, 1999, were $440,819,366 and
$520,651,865, respectively, which includes
purchases and sales of U.S.
government obligations of $132,668,322 and
$173,431,378, respectively.
The cost basis of investments for federal income
tax purposes as of January 31,
1999 was $1,045,523,467 and accordingly, net
unrealized appreciation of
investments for federal income tax purposes was
$76,781,845 (gross unrealized
appreciation--$151,039,485; gross unrealized
depreciation--$74,257,640).
--------------------------------------------------
----------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered
investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Government or federal agency obligations.
As of January 31, 1999, the
Fund had a 14.9% undivided interest in repurchase
agreements in the joint
account. The undivided interest for the Fund
represented $101,148,000 in
principal amount. As of such date, each repurchase
agreement in the joint
account and the value of the collateral therefor
was as follows:
Bear, Stearns & Co. Inc., 4.75%, in the principal
amount of $200,000,000,
repurchase price $200,079,167, due 2/1/99. The
value of the collateral including
accrued interest is $206,615,704.
Salomon Brothers Inc., 4.73%, in the principal
amount of $200,000,000,
repurchase price $200,078,833, due 2/1/99. The
value of the collateral including
accrued interest is $204,209,880.
Morgan (J.P.) Securities Inc., 4.72%, in the
principal amount of $200,000,000,
repurchase price $200,078,667, due 2/1/99. The
value of the collateral including
accrued interest is $204,000,313.
Warburg Dillon Read LLC, 4.62%, in the principal
amount of $80,255,000,
repurchase price $80,285,898, due 2/1/99. The
value of the collateral including
accrued interest is $81,862,553.
--------------------------------------------------
----------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%.
Class B shares are sold with a
contingent deferred sales charge which declines
from 5% to zero depending upon
the period of time the shares are held. Prior to
November 2, 1998, Class C
shares were sold with a contingent deferred sales
charge of 1% during the first
year. Effective November 2, 1998, Class C shares
are sold with a front-end sales
charge of 1% and a contingent deferred sales
charge of 1% during the first 18
months. Class B shares will automatically convert
to Class A shares on a
quarterly basis approximately seven years after
purchase. A special exchange
privilege is also available for shareholders who
qualified to purchase Class A
shares at net asset value. Class Z shares are not
subject to any sales or
redemption charge and are offered exclusively for
sale to a limited group of
investors.
--------------------------------------------------
------------------------------
                                       15

Notes to Financial Statements (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
------------------------------
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the period ended January 31,
1999 and July 31, 1998 were as follows:

Class A                               Shares
Amount
----------------------------------  -----------
-------------
Six months ended January 31, 1999:
Shares sold.......................    2,233,286
$  26,682,571
Shares issued in reinvestment of
  dividends and distributions.....    3,099,585
36,538,284
Shares reacquired.................   (4,780,707)
(57,965,470)
                                    -----------
-------------
Net increase in shares outstanding
  before conversion...............      552,164
5,255,385
Shares issued upon conversion from
  Class B.........................    1,506,279
17,590,588
                                    -----------
-------------
Net increase in shares
  outstanding.....................    2,058,443
$  22,845,973
                                    -----------
-------------
                                    -----------
-------------
Year ended July 31, 1998:
Shares sold.......................    3,967,817
$  52,091,809
Shares issued in reinvestment of
  dividends and distributions.....    5,263,433
64,754,657
Shares reacquired.................   (9,908,242)
(129,373,980)
                                    -----------
-------------
Net decrease in shares outstanding
  before conversion...............     (676,992)
(12,527,514)
Shares issued upon conversion from
  Class B.........................    3,632,745
46,694,238
                                    -----------
-------------
Net increase in shares
  outstanding.....................    2,955,753
$  34,166,724
                                    -----------
-------------
                                    -----------
-------------
Class B
----------------------------------
Six months ended January 31, 1999:
Shares sold.......................    2,385,725
$  28,742,919
Shares issued in reinvestment of
  dividends and distributions.....    3,243,018
38,079,721
Shares reacquired.................   (5,310,305)
(63,530,256)
                                    -----------
-------------
Net increase in shares outstanding
  before conversion...............      318,438
3,292,384
Shares reacquired upon conversion
  into Class A....................   (1,512,518)
(17,590,588)
                                    -----------
-------------
Net decrease in shares
  outstanding.....................   (1,194,080)
$ (14,298,204)
                                    -----------
-------------
                                    -----------
-------------
Year ended July 31, 1998:
Shares sold.......................    5,179,076
$  67,414,895
Shares issued in reinvestment of
  dividends and distributions.....    6,244,089
76,307,531
Shares reacquired.................  (10,219,280)
(133,027,987)
                                    -----------
-------------
Net increase in shares outstanding
  before conversion...............    1,203,885
10,694,439
Shares reacquired upon conversion
  into Class A....................   (3,615,791)
(46,694,238)
                                    -----------
-------------
Net decrease in shares
  outstanding.....................   (2,411,906)
$ (35,999,799)
                                    -----------
-------------
                                    -----------
-------------
Class C                               Shares
Amount
----------------------------------  -----------
-------------
Six months ended January 31, 1999:
Shares sold.......................      157,618
$   1,911,720
Shares issued in reinvestment of
  dividends and distributions.....       59,382
697,263
Shares reacquired.................     (161,822)
(1,941,479)
                                    -----------
-------------
Net increase in shares
  outstanding.....................       55,178
$     667,504
                                    -----------
-------------
                                    -----------
-------------
Year ended July 31, 1998:
Shares sold.......................      323,478
$   4,203,230
Shares issued in reinvestment of
  dividends and distributions.....       84,293
1,030,457
Shares reacquired.................     (178,945)
(2,326,256)
                                    -----------
-------------
Net increase in shares
  outstanding.....................      228,826
$   2,907,431
                                    -----------
-------------
                                    -----------
-------------
Class Z
----------------------------------
Six months ended January 31, 1999:
Shares sold.......................    1,615,448
$  19,566,006
Shares issued in reinvestment of
  dividends and distributions.....      795,963
9,386,391
Shares reacquired.................   (3,499,886)
(43,274,234)
                                    -----------
-------------
Net decrease in shares
  outstanding.....................   (1,088,475)
$ (14,321,837)
                                    -----------
-------------
                                    -----------
-------------
Year ended July 31, 1998:
Shares sold.......................    5,472,022
$  72,255,220
Shares issued in reinvestment of
  dividends and distributions.....    1,463,704
18,034,239
Shares reacquired.................   (5,753,738)
(76,838,612)
                                    -----------
-------------
Net increase in shares
  outstanding.....................    1,181,988
$  13,450,847
                                    -----------
-------------
                                    -----------
-------------

--------------------------------------------------
----------
Note 7. Dividends
On March 29, 1999 the Board of Trustees of the
Fund declared the following
dividends per share, payable on March 31, 1999 to shareholders of record on
March 30, 1999:

Class B
                                   Class A     and
C     Class Z
                                   --------   ----
----   --------
Ordinary Income..................   $0.065     $
0.04    $0.0725
Long-Term Capital Gains..........   $ 0.01     $
0.01    $  0.01

--------------------------------------------------
------------------------------
                                       16

Financial Highlights (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
------------------------------

Class A
                                        ----------
--------------------------------------------------
---------------
                                        Six Months
                                           Ended
Year Ended July 31,
                                        January
31,     ------------------------------------------
-----------------
                                           1999
1998         1997         1996         1995
1994
                                        ----------
-     --------     --------     --------     -----
---     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................    $   12.63
$  14.01     $  11.85     $  12.04     $  11.12
$ 11.75
                                        ----------
-     --------     --------     --------     -----
---     -------
Income from investment operations
Net investment income................          .15
 .33          .34          .31          .34
 .33
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .60
 .29         2.96          .28         1.11
(.05)
                                        ----------
-     --------     --------     --------     -----
---     -------
   Total from investment
      operations.....................          .75
 .62         3.30          .59         1.45
 .28
                                        ----------
-     --------     --------     --------     -----
---     -------
Less distributions
Dividends from net investment
   income............................
(.16)         (.34)        (.36)        (.29)
(.33)       (.37)
Distributions from net realized gains
   on investment and foreign currency
   transactions......................
(.88)        (1.66)        (.78)        (.49)
(.20)       (.54)
                                        ----------
-     --------     --------     --------     -----
---     -------
   Total distributions...............
(1.04)        (2.00)       (1.14)        (.78)
(.53)       (.91)
                                        ----------
-     --------     --------     --------     -----
---     -------
Net asset value, end of period.......    $   12.34
$  12.63     $  14.01     $  11.85     $  12.04
$ 11.12
                                        ----------
-     --------     --------     --------     -----
---     -------
                                        ----------
-     --------     --------     --------     -----
---     -------
TOTAL RETURN(a):.....................
6.33%         5.05%       29.09%        4.89%
13.67%       2.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $ 499,949
$485,690     $497,461     $262,096     $119,829
$37,512
Average net assets (000).............    $ 474,844
$493,828     $306,717     $246,609     $ 69,754
$29,875
Ratios to average net assets:
   Expenses, including distribution
      fees...........................
1.19%(b)      1.19%        1.17%        1.20%
1.22%       1.23%
   Expenses, excluding distribution
      fees...........................
 .94%(b)       .94%         .92%         .95%
 .97%       1.00%
   Net investment income.............
2.46%(b)      2.51%        2.84%        2.53%
2.90%       2.84%
For Class A, B, C and Z shares:
   Portfolio turnover rate...........
44%          144%         140%          97%
201%        108%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     17

Financial Highlights (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
------------------------------

Class B
                                        ----------
--------------------------------------------------
----------------
                                        Six Months
                                           Ended
Year Ended July 31,
                                        January
31,     ------------------------------------------
------------------
                                           1999
1998         1997         1996         1995
1994
                                        ----------
-     --------     --------     --------     -----
---     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................    $   12.57
$  13.96     $  11.80     $  12.00     $  11.09
$  11.72
                                        ----------
-     --------     --------     --------     -----
---     --------
Income from investment operations
Net investment income................          .11
 .24          .26          .21          .26
 .24
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .60
 .27         2.95          .28         1.10
(.05)
                                        ----------
-     --------     --------     --------     -----
---     --------
   Total from investment
      operations.....................          .71
 .51         3.21          .49         1.36
 .19
                                        ----------
-     --------     --------     --------     -----
---     --------
Less distributions
Dividends from net investment
   income............................
(.11)         (.24)        (.27)        (.20)
(.25)        (.28)
Distributions from net realized gains
   on investment and foreign currency
   transactions......................
(.88)        (1.66)        (.78)        (.49)
(.20)        (.54)
                                        ----------
-     --------     --------     --------     -----
---     --------
   Total distributions...............
(.99)        (1.90)       (1.05)        (.69)
(.45)        (.82)
                                        ----------
-     --------     --------     --------     -----
---     --------
Net asset value, end of period.......    $   12.29
$  12.57     $  13.96     $  11.80     $  12.00
$  11.09
                                        ----------
-     --------     --------     --------     -----
---     --------
                                        ----------
-     --------     --------     --------     -----
---     --------
TOTAL RETURN(a):.....................
5.92%         4.28%       28.24%        4.05%
12.79%        1.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $ 506,455
$533,354     $625,715     $420,465     $392,291
$445,609
Average net assets (000).............    $ 498,875
$578,432     $431,425     $437,792     $409,419
$392,133
Ratios to average net assets:
   Expenses, including distribution
      fees...........................
1.94%(b)      1.94%        1.92%        1.95%
1.97%        2.00%
   Expenses, excluding distribution
      fees...........................
 .94%(b)       .94%         .92%         .95%
 .97%        1.00%
   Net investment income.............
1.71%(b)      1.76%        2.09%        1.78%
2.34%        2.08%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     18

Financial Highlights (Unaudited)
PRUDENTIAL BALANCED FUND
--------------------------------------------------
------------------------------

Class C
Class Z
                                        ----------
------------------------------------------------
------------------------

August 1,                       Year
                                        Six Months
1994(a)      Six Months       Ended
                                           Ended
Year Ended July 31,           through
Ended        July 31,
                                        January
31,     ----------------------------     July 31,
January 31,     --------
                                           1999
1998       1997       1996        1995
1999           1998
                                        ----------
-     ------     ------     ------     ---------
-----------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $ 12.57
$13.96     $11.80     $12.00      $ 11.12       $
12.64      $  14.01
                                            -----
------     ------     ------     ---------     ---
--------     --------
Income from investment operations
Net investment income................         .11
 .24        .26        .21          .21
 .18           .37
Net realized and unrealized gain
   (loss) on investment
   transactions......................         .60
 .27       2.95        .28         1.12
 .58           .29
                                            -----
------     ------     ------     ---------     ---
--------     --------
   Total from investment
      operations.....................         .71
 .51       3.21        .49         1.33
 .76           .66
                                            -----
------     ------     ------     ---------     ---
--------     --------
Less distributions
Dividends from net investment
   income............................        (.11)
(.24)      (.27)      (.20)        (.25)
(.17)         (.37)
Distributions from net realized gains
   on investment and foreign currency
   transactions......................        (.88)
(1.66)      (.78)      (.49)        (.20)
(.88)        (1.66)
                                            -----
------     ------     ------     ---------     ---
--------     --------
   Total distributions...............        (.99)
(1.90)     (1.05)      (.69)        (.45)
(1.05)        (2.03)
                                            -----
------     ------     ------     ---------     ---
--------     --------
Net asset value, end of period.......     $ 12.29
$12.57     $13.96     $11.80      $ 12.00       $
12.35      $  12.64
                                            -----
------     ------     ------     ---------     ---
--------     --------
                                            -----
------     ------     ------     ---------     ---
--------     --------
TOTAL RETURN(b):.....................        5.92%
4.28%     28.24%      4.05%       12.49%
6.46%         5.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 9,668
$9,201     $7,023     $3,525      $ 3,046       $
115,214      $131,671
Average net assets (000).............     $ 9,201
$8,175     $4,790     $2,444      $   920       $
122,663      $128,358
Ratios to average net assets:
   Expenses, including distribution
      fees...........................
1.94%(d)     1.94%      1.92%      1.95%
2.04%(d)         .94%(d)       .94%
   Expenses, excluding distribution
      fees...........................
 .94%(d)      .94%       .92%       .95%
1.04%(d)         .94%(d)       .94%
   Net investment income.............
1.71%(d)     1.76%      2.09%      1.78%
2.20%(d)        2.72%(d)      2.76%

March 1,

1996(c)

through

July 31,
                                         1997
1996
                                       --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................  $  11.85
$12.16
                                       --------
--------
Income from investment operations
Net investment income................       .46
 .13
Net realized and unrealized gain
   (loss) on investment
   transactions......................      2.87
(.28)
                                       --------
--------
   Total from investment
      operations.....................      3.33
(.15)
                                       --------
--------
Less distributions
Dividends from net investment
   income............................      (.39)
(.16)
Distributions from net realized gains
   on investment and foreign currency
   transactions......................      (.78)
--
                                       --------
--------
   Total distributions...............     (1.17)
(.16)
                                       --------
--------
Net asset value, end of period.......  $  14.01
$11.85
                                       --------
--------
                                       --------
--------
TOTAL RETURN(b):.....................     29.39%
(1.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......  $129,459
$4,015
Average net assets (000).............  $ 99,391
$4,217
Ratios to average net assets:
   Expenses, including distribution
      fees...........................       .92%
 .95%(d)
   Expenses, excluding distribution
      fees...........................       .92%
 .95%(d)
   Net investment income.............      3.12%
2.72%(d)

---------------
(a) Commencement of offering of Class C shares.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     19

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or
Prudential/Pruco Securities registered
representative. Your
advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk
Worth It?
Your financial advisor or registered
representative can help you
match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial
advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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Gateway Center Three
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(800) 225-1852

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